Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 12, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2014